Employee Benefit Plans (Underlying Plan Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Disclosure of fair value of plan assets [line items]
Underlying plan assets	$ 445	$ 436
SERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	201
Fixed income securities	73
Equity securities - Canadian	41
Equity securities - Foreign	100
Underlying plan assets	415
ERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	21
Fixed income securities	3
Equity securities - Canadian	3
Equity securities - Foreign	3
Underlying plan assets	$ 30